ACQUISITION OF BUSINESSES - Business Services, Healthscope Limited (“Healthscope”) (Details) - USD ($)		12 Months Ended
	Jun. 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,218,000,000	$ 2,411,000,000
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,514,000,000	$ 1,306,000,000
Healthscope Limited | Business services
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		27.00%	0.00%
Proportion of voting rights held in subsidiary		100.00%	0.00%
Healthscope Limited | Business services
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	28.00%
Consideration transferred, acquisition-date fair value	$ 1,156,000,000
Acquisition-related costs	22,000,000
Goodwill	1,548,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 280,000,000
Revenue of acquiree since acquisition date		$ 297,000,000
Profit (loss) of acquiree since acquisition date		(7,000,000)
Revenue of acquiree as if combination occurred at beginning of period		453,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 23,000,000